Consolidated Statement of Stockholders’ Deficiency - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Balance	$ (24,489)	$ 19,489
Net loss for the period	(716)	(1,256)
Foreign currency translation	708	96
Stock-based compensation	17
Issuance of share capital - private placement		5,179
Issuance of share capital - stock options	130	40
Balance	(24,350)	23,548
Share capital
Balance	$ 139,689	$ 179,299
Balance (in shares)	173,574	153,045
Net loss for the period	$ 0	$ 0
Foreign currency translation	0	0
Stock-based compensation	0
Issuance of share capital - private placement		$ 5,179
Issuance of share capital - private placement (in shares)		18,529
Issuance of share capital - stock options	$ 454	$ 383
Issuance of share capital - stock options (in shares)	710	1,229
Balance	$ 140,143	$ 184,861
Balance (in shares)	174,284	172,803
Additional paid in capital
Balance	$ 22,175	$ 20,863
Net loss for the period	0	0
Foreign currency translation	0	0
Stock-based compensation	17
Issuance of share capital - private placement		0
Issuance of share capital - stock options	(324)	(343)
Balance	21,868	20,520
Other comprehensive income (loss)
Balance	5,230	(7,061)
Net loss for the period	0	0
Foreign currency translation	708	96
Stock-based compensation	0
Issuance of share capital - private placement		0
Issuance of share capital - stock options	0	0
Balance	5,938	(6,965)
Deficit
Balance	(191,583)	(173,612)
Net loss for the period	(716)	(1,256)
Foreign currency translation	0	0
Stock-based compensation	0
Issuance of share capital - private placement		0
Issuance of share capital - stock options	0	0
Balance	$ (192,299)	$ (174,868)